Borrowings - Short term borrowings (Details) € in Millions, ¥ in Millions, £ in Millions, $ in Millions	Mar. 24, 2025 USD ($)	Dec. 31, 2025 GBP (£)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 USD ($)
Borrowings
Current | £		£ 836				£ 1,487
Borrowings | £		8,609				10,127
Euro medium term note
Borrowings
Current		£ 739		€ 850		£ 1,394	$ 1,750
Commercial paper | Maximum | Euro
Borrowings
Nominal value | €				€ 2,000
Commercial paper | Maximum | USD
Borrowings
Nominal value | $			$ 10,000
Short-term bank loans | Weighted Average
Borrowings
Interest rate		2.90%	2.90%	2.90%	2.90%	0.00%	0.00%
Short-term notes in issue
Borrowings
Average effective pre-swap interest rate		1.30%	1.30%	1.30%	1.30%	3.10%	3.10%
Average effective post-swap interest rate		3.60%	3.60%	3.60%	3.60%	4.60%	4.60%
Fixed rate senior note
Borrowings
Repayment of notes | $	$ 1,750
CNY short-term bank loans
Borrowings
Current		£ 22			¥ 201	£ 0